Restatement of Previously Issued Financial Statements (Details) - Schedule of the restatement on each financial statement $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
As Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in fair value of warrant liabilities
Net income (loss)	(39,182)
Change in fair value of warrant liability
Earnings (loss) per share:
Basic (in Dollars per share) | $ / shares	$ (0.38)
Earnings (loss) per share, diluted (in Dollars per share) | $ / shares	$ 2.93
Weighted-average shares outstanding, diluted (in Shares) | shares	110,696,489
Prepaid expenses and other current assets	$ 16,408
Total current assets	608,086
Total assets	650,807
Warrant liabilities
Accrued expenses and other current liabilities	1,982
Total current liabilities	4,655
Total liabilities	10,639
Common Stock	17
Additional paid-in-capital	728,299
Accumulated earnings	(88,148)
Total equity (deficit)	640,168
Restatement Impact [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in fair value of warrant liabilities	363,299
Net income (loss)	363,299
Change in fair value of warrant liability	$ (363,299)
Earnings (loss) per share:
Basic (in Dollars per share) | $ / shares	$ 3.49
Earnings (loss) per share, diluted (in Dollars per share) | $ / shares	$ (3.28)
Weighted-average shares outstanding, diluted (in Shares) | shares	1,874,471
Prepaid expenses and other current assets	$ 4,282
Total current assets	4,282
Total assets	4,282
Warrant liabilities
Accrued expenses and other current liabilities	4,282
Total current liabilities	4,282
Total liabilities	4,282
Common Stock	2
Additional paid-in-capital	(363,301)
Accumulated earnings	363,299
Total equity (deficit)
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in fair value of warrant liabilities	363,299
Net income (loss)	324,117
Change in fair value of warrant liability	$ (363,299)
Earnings (loss) per share:
Basic (in Dollars per share) | $ / shares	$ 3.11
Earnings (loss) per share, diluted (in Dollars per share) | $ / shares	$ (0.35)
Weighted-average shares outstanding, diluted (in Shares) | shares	112,570,960
Prepaid expenses and other current assets	$ 20,690
Total current assets	612,368
Total assets	655,089
Warrant liabilities
Accrued expenses and other current liabilities	6,264
Total current liabilities	8,937
Total liabilities	14,921
Common Stock	19
Additional paid-in-capital	364,998
Accumulated earnings	275,151
Total equity (deficit)	$ 640,168